Concentrations (Details Narrative) - Rubicon Technologies L L C [Member] - Rubicon [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue Benchmark [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	25.00%	23.00%	30.00%	30.00%
Revenue Benchmark [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			28.00%	28.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	32.00%	27.00%	23.00%	23.00%